Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
Feb. 28, 2017 CAD
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	CAD 0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	CAD 25,000
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	3.40
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	CAD 0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	CAD 25,000
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	3.40